Major Customers and Suppliers	6 Months Ended
Jun. 30, 2025
Major Customers and Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS

18. MAJOR CUSTOMERS AND SUPPLIERS

The Company has derived a substantial portion of its revenue from sales to a limited number of customers. Sales to BitFuFu’s top three customers contributed 58% and 29% of its total revenue for the six months ended June 30, 2025 and 2024, respectively. Although the Company continually seeks to diversify its customer base, it cannot assure you that the proportion of revenue contribution from its major customers to its total revenue will decrease in the future. Dependence on a limited number of major customers to its total revenue exposes the Company to risks of substantial losses if any of them reduces or ceases business collaboration with the Company.

Customer Concentration

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024

Customer A	*	13%
Customer B	31%	*
Customer C	12%	9%
Customer D	15%	7%
Customer E	11%	*
*	Less than 5%

Supplier concentration

The Company relies on a limited number of suppliers to provide it with hash rate services, digital asset mining equipment and hosting facilities at economical prices. For the six months ended June 30, 2025 and 2024, the Company’s purchases from its largest supplier accounted for 51% and 37% of its total cost of revenue, respectively.

The table below represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	For the Six Months Ended June 30,
	2025	2024

Supplier A	51%	37%
Supplier B	*	35%
Supplier C	*	11%
Supplier D	8%	*
Supplier E	5%	*
*	Less than 5%